EMPLOYEE BENEFITS OBLIGATIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Employee benefits obligations	¥ 24,487	¥ 26,345	¥ 28,389
Less: current portion included in accruals and other payables (Note 29)	(24,487)	(26,345)	¥ (28,389)
Non-current provisions for employee benefits	¥ 0	¥ 0